Goodwill (Tables)	6 Months Ended
Jun. 30, 2022
Goodwill [Abstract]
Schedule of changes in the carrying amount of goodwill
	December 31, 2021	June 30, 2022
	RMB’000	RMB’000

Beginning balance	274,567	196,962
Decrease during the year	(81,605)	-
Goodwill	192,962	192,962